1933 Act
                                                                     Rule 497(j)


May 6, 2004                                                            VIA EDGAR
                                                                       ---------



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration Nos. 333-95611 and 811-08914


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 29, 2004.

Please direct any questions regarding this filing to the undersigned at
(860)403-5246.

                                            Very truly yours,


                                            /s/ Matthew A. Swendiman
                                            ------------------------------------
                                            Matthew A. Swendiman, Counsel